Note 16 - Financial Instruments with Off-balance Sheet Risk - Financial Instrument Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loan Origination Commitments [Member]
Contractual obligations	$ 10,228	$ 5,995
Unfunded Commitments Under Lines of Credit [Member]
Contractual obligations	$ 15,443	$ 12,489